Financial investments and financial receivables	12 Months Ended
Dec. 31, 2020
Financial investments and financial receivables [abstract]
Disclosure of financial investments and financial receivables [text block]

13 Financial investments and financial receivables

Non-current financial investments
	At 31 December
(in USD million)	2020	2019

Bonds	1,866	1,629
Listed equity securities	1,648	1,261
Non-listed equity securities	569	710

Financial investments	4,083	3,600

Bonds and equity securities mainly relate to investment portfolios held by Equinor’s captive insurance company and other listed and non-listed equities held for long-term strategic purposes, mainly accounted for using fair value through profit or loss.

In 2020 non-current financial investments includes shares in Scatec ASA of USD 831 million.

In 2019 non-current financial investment includes shares in Scatec ASA of USD 268 million and shares in Lundin Energy AB of USD 478 million. During 2020 the shares in Lundin Energy AB of USD 478 million were divested. For more information about the divestment, see note 4 Acquisitions and disposals.

Non-current prepayments and financial receivables
	At 31 December
(in USD million)	2020	2019

Interest bearing financial receivables	711	439
Prepayments	118	129
Other non-interest bearing receivables	32	646

Prepayments and financial receivables	861	1,214

2019 reclassified because interest bearing receivables were reported as non-interested bearing receivables.

Interest bearing financial receivables primarily relate to loans to employees and project financing of equity accounted companies.

Current financial investments
	At 31 December
(in USD million)	2020	2019

Time deposits	4,841	4,158
Interest bearing securities	7,010	3,268
Listed equity securities	13	0

Financial investments	11,865	7,426

At 31 December 2020, current financial investments include USD 202 million investment portfolios held by Equinor’s captive insurance company which mainly are accounted for using fair value through profit or loss. The corresponding balance at 31 December 2019 was USD 377 million.

At 19 January 2021, Equinor disposed all the shares in Athabasca.

For information about financial instruments by category, see note 25 Financial instruments: fair value measurement and sensitivity analysis of market risk.